Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

December 18, 2005

Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549-6010

Re:   MailTec, Inc.
      Amendment 2 to Form SB-2
	SEC File No. 333-127347

Dear Sir or Madam:

In response to your comment letter dated December 8, 2005, please note the following:

General
1. We note your response to comment and reissue the comment in part. An on-line search of Nevada Secretary of State records indicate Oakwood Enterprise Corp. status as a corporation was revoked on November 1,
2003.   As previously requested, please explain the legal basis
underlying the actions taken by Oakwood?s directors and principal
shareholders if it is not a registered corporation.   We may have
additional comments.

Management of Oakwood Enterprise Corp. has indicated that the corporation has been reinstated and that all actions taken by the board of directors and principal shareholders during the period of revocation has been ratified.

Risk Factors
2.    We have considered your response to comment 14.   However, the
information in your risk factors is still to vague and ambiguous to be
meaningful to potential investors.   Please revise them so that they
explain how each risk applies to an investment in your business,
specifically.   Each risk factor should contain a factual context,
quantified to the extent practicable, sufficient to enable an investor to evaluate the risk and its consequences for the company.

The risk factors have been revised to be meaningful to potential investors.


We cannot offer any assurance as to our future financial results. . . Our auditors have expressed a going concern issue that notes our need for capital. . .
3. In both risk factors, please replace the word ?substantial? with the word ?any? or explain why the word ?substantial? is appropriate.

The word ?substantial? has been replaced with ?any? in each risk factor.

We do not meet the requirements for our stock to be quoted on NASDAQ, American Stock Exchange, or any other senior exchange. . .
4. Please revise the subheading and body of the risk factor to more clearly indicate that your stock is and will likely be a ?penny stock?
for the foreseeable future.   For example, the subheading should
include the information your stock will be a ?penny stock? under federal securities regulation, and that special rules applicable to the sale of penny stocks may make your stock less liquid and harder for
investors to buy and sell your shares.   The body of the risk factor
should briefly describe what those rules require and describe the potential adverse impact, including that an investment in your securities is not likely to be very liquid, and that, because of the additional requirements, many brokers do not participate in penny stock transactions.

The risk factor has been revised to read as follows:

4.  Our stock will be a ?penny stock? under the federal
securities regulation.   The special rules applicable to
the sale of penny stocks may make our stock less liquid and
harder for investors to buy and sell our shares.
Under the rules of the Securities and Exchange Commission,
if the price of MailTec's common stock on the OTC Bulletin
Board is below $5.00 per share, MailTec's common stock will
come within the definition of a "penny stock."    As a
result, it is possible that MailTec?s common stock may become subject to the "penny stock" rules and regulations.
Broker-dealers who sell penny stocks to certain types of investors are required to comply with the Commission's regulations concerning the transfer of penny stock. These regulations require broker-dealers to:

   - Make a suitability determination prior to selling penny stock to the purchaser;
   - Receive the purchaser's written consent to the transaction; and
   - Provide certain written disclosures to the purchaser.

These requirements may restrict the ability of
broker/dealers to sell MailTec's common stock, and may
affect the ability to resell MailTec's common stock.   An
investment in our securities is not likely to be very liquid, and because of the additional requirements, many brokers do not participate in penny stock transactions.
As a result, you may have a harder time buying or selling our shares.

Economic and other conditions in the international markets in which we operate can affect demand for our services and our results of operations.
5.   Your response to comment 25 indicates that this risk factors has
been deleted.   However, it is still included in the registration
statement.   Please delete it.

The risk factor has been deleted as previously indicated.

Increases in aviation and motor fuel prices can negatively affect our results of operations.
6. It is not clear to us why you are including this risk factor, since you do not own the airplanes and vehicles and you do not directly pay for the gasoline products used by UPS, Federal Express and Airborne Express, and you do not appear to have any direct exposure to ?commodity price risk associated with variations in the market price
for petroleum products.?   Is the risk that these entities will raise
their prices to you if the price of gasoline continues to rise?   Is
the potential adverse consequence that you might not be able to pass
along the price increases to your customers?   If so, why is the risk
limited to the cost of fuel prices?   Please revise the risk factor to
more adequately describe the specific risk to you and its potential adverse consequences to investors in your company.

The risk factor has been revised to read:

9.   Increases in aviation and motor fuel prices can negatively
affect our results of operations.   We may not be able to pass
those price increases along to our customers.

When operations commence, we will utilize an air network of regional airlines, UPS, Federal Express and Airborne Express to forward our mail to zip codes out of our region and will require significant quantities of gasoline, diesel fuel and jet fuel for
aircraft and delivery vehicles.   We therefore will be exposed to
commodity price risk associated with variations in the market
price for petroleum products.   Competitive and other pressures
may prevent us from passing these costs on to our customers.   We
cannot assure you that their supply of these gasoline products will continue uninterrupted, that rationing will not be imposed or that the prices of, or taxes on, these products will not
increase significantly in the future.   Increases in prices that
we are unable to pass on to our customers will adversely affect our results of operations.

Our operating results are subject to cyclical and seasonal fluctuations
7.   While the subheading refers to cyclical and seasonal fluctuations
in demand based on economic conditions and other factors.   Please
revise the body of the risk factor to specifically address the risks identified in the subheading.

The subheading, not the body of the risk factor has been revised to more accurately describe the risk as follows:

10. Our operating results are subject to fluctuations in demand based on economic conditions and other factors.

Plan of Distribution
8. Please expand the discussion here or another appropriate location in the document to describe the business in which Oakwood was engaged at the time their services were provided and who provided the services
to MailTec on behalf of Oakwood.   Tell us how Oakwood?s business
activities and expertise may have changed after the departure of Mr.
Corace.   We may have additional comments.

      The following language has been added.

At the time Oakwood provided the services to MailTec, Oakwood had determined that it would not enter into the communication lending operation as planned and had not yet developed a new business
plan.   Mr. Corace resigned in September 2003.   Mr. Foster, the
sole officer and director of Oakwood, introduced the mail expediting business to Ross Corace in early 2004 and agreed to offer Oakwood?s services in the formation, identification of management and consultation in the selection of management with postal experience.

Business Operations
9.   We note your response to comment 40.   Please expand the
discussion to clarify whether you will transport the mail to the destination United States Postal Service facility.

	The language has been revised as follows for clarity.

We will deliver all other mail to the destination United States
Postal Service facility closest to the ultimate delivery point.

10. We note the discussion at the bottom of page 17 to the effect the greater the discounts you receive the high profit percentage you will
obtain.   Since you have conducted no operations there is no history of
or assurance for profitable operations.   Please revise.

The paragraph has been revised as follows:

Our revenue will be based on difference between the amount paid
by the customer and our actual cost.   Although, we have no
history of or assurance for profitable operations, management is of the opinion that the greater the discounts we receive due to volume, weight and sorting, the higher potential profit
percentage we may obtain.   Prices charged to our customers will
be separately negotiated and will vary based on their volume and their actual cost to mail each piece calculated as postage plus overhead.

11. We have considered your response to comment 43, but your disclosure still does not explain what a ?National Account? of the postal service is and why it will be beneficial to your business. Also, discuss what the requirements for acquiring this status are, and what you mean when you say that each year of renewal ?solidifies the intent of the USPS to continue to develop joint marketing programs and offer new products.?

The following sentence has been deleted for clarity.   It is
simply a term utilized by the postal service and provides no benefit other than notifying them of intent to drop ship nationally as well as locally to all USPS facilities in the continental U.S. and Hawaii.

MailTec intends to become a recognized "National Account" of the United States Postal Service, Business Partner Segment.

Management?s Discussion and Anaylsis
12.   We note the reference to the SBA loan and its base interest rate
plus 1.75%.   We note, however, that the loan agreement filed as an
exhibit references a margin of 2.75%.   Please revise or advise.

     The typo has been corrected.

13.   Please file the line of credit agreement as an exhibit.

     The line of credit agreement has been filed as an exhibit.

Management
14. Please tell us whether Mr. Barrett?s employment as a mail carrier may prevent or otherwise negatively impact the registrant?s ability to
conduct business with the postal service.   We may have additional
comments.

There is no restriction on MailTec?s ability to conduct business with the postal service due to Mr. Barrett?s employment as a mail carrier.

Financial Statements
15.   Refer to your response to comment 58.   If the preferred stock
was issued to unrelated parties.   It appears that the fair value of
the preferred stock issued in March 2005 at a conversion rate of $1.00 per share is the best indicator of the fair value of your common stock issued for financial and administrative services in March 2005.
Please tell us how management arrived at the $0.46 per share value and how that corresponds with the preferred stock issued in March 2005 and the current issuance price of $2.50.

Management arrived at the $.46 valued based on the fact that the
Company sold common shares to 1 individual as follows:   20,000
shares on March 30, 2004 at $.75 per share and 30,000 shares on
June 29, 2004 at $.32 per share.   The average cash price for the
shares sold pursuant to these transactions is $.46 per share.
The only other share sales were preferred stock sales which
aggregated 3,000 shares for $3,000.   These preferred shares were
subsequently converted into 3,000 common shares.   Had the
Company included the preferred shares in the calculation of the value to be used for the shares issued for services, the value would increase from $.46 to $.49 which would not have a material
impact on the financial statements.   The Company determined that
the use of $1.00 as the valuation of shares issued for services was not appropriate since the number of preferred shares sold represents only a minor portion of the shares issued for cash.
In addition, the Company determined that the $2.50 offering price would not be appropriate because of the time period between the issuance for cash and the anticipated offering date of the shares to be issued at $2.50.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require further information or clarification.

Very truly yours,


/s/Jody M. Walker
-----------------------
Jody M. Walker, Attorney At Law






6